Cash flow information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Cash flow information
31.	Cash flow information

(a)	Reconciliation from loss before income tax to cash used in operations

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loss before income tax	(464,993)	(676,034)	(3,069,043)

Adjustments for:

Depreciation on
- property, plant and equipment	26,752	30,458	33,466
- right-of-use assets	—	14,784	18,277
Amortization on intangible assets	1,106	1,344	1,452
Provision for impairment of trade and other receivables and contract assets	658	2,733	14,843
Investment income from wealth management products	(7,146)	(947)	(4,652)
Fair value loss – net on other financial assets at FVPL	—	—	2,348
Gain on
- redemption of derivative financial instruments	—	—	(1,550)
- disposal of property, plant and equipment	—	(1,505)	—
Amortization on deferred income of ADS depository	—	—	(2,405)
Finance (income)/costs - net	(68)	9,419	(22,270)
Share-based compensation expenses	29,644	35,884	29,951
Losses related to financial instruments with preferred rights	233,632	359,943	2,823,370
Others	—	—	(110)

Changes in working capital:
- Inventories	(8,846)	3,719	(7,075)
- Contract assets	444	1,234	(50)
- Other current assets	(11,689)	(6,687)	7,211
- Trade receivables	(27,410)	(48,151)	(95,719)
- Other receivables and prepayments	(4,468)	(33)	(22,894)
- Amounts due from related parties	(3,674)	(634)	850
- Trade payables	2,938	26,633	(9,073)
- Contract liabilities	5,468	9,322	(9,772)
- Other payables and accruals	26,636	41,561	11,948

Cash used in operations	(201,016)	(196,957)	(300,897)

(b)	Reconciliation of liabilities arising from financing activities

	Financial instruments with preferred rights (Note 30)	Amounts due to investors (Note 29)	Borrowings (Note 28)	Loans from a related party	Lease liabilities (Note 14(a)(ii))	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2018	1,018,019	—	—	—	—	1,018,019
Cash received	60,000	—	—	—	—	60,000
Non-cash movements	242,693	—	—	—	—	242,693

At December 31, 2018	1,320,712	—	—	—	—	1,320,712

At January 1, 2019	1,320,712	—	—	—	41,418	1,362,130
Cash received	456,568	15,000	32,955	35,000	—	539,523
Cash repaid	(43,279)	—	(9,798)	(35,000)	(14,362)	(102,439)
Non-cash movements	372,333	—	—	—	17,431	389,764

At December 31, 2019	2,106,334	15,000	23,157	—	44,487	2,188,978

At January 1, 2020	2,106,334	15,000	23,157	—	44,487	2,188,978
Cash received	70,026	299,051	61,213	—	—	430,290
Cash repaid	—	(314,388)	(20,703)	—	(19,577)	(354,668)
Non-cash movements	(2,176,360)	337	409	—	34,691	(2,140,923)

At December 31, 2020	—	—	64,076	—	59,601	123,677